Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets	Depreciation is calculated by using the straight-line method over the estimated useful lives of the assets, at the following annual rates:
	%

Computers and software	20 - 33	(Mainly 33)
Machines	7-33
Office furniture and equipment	6 - 15	(Mainly 6)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15
Buildings	4

Schedule of Depreciation is Calculated by Using the Straight-Line Method Over the Estimated Useful Lives

Amortization is calculated by using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Periods

Customer relationship	8.8
Non-competition	4
Distribution rights	8.8

Schedule of Weighted Average Assumptions Used in Fair Value for Options Granted

The fair value for options granted in years 2025, 2024 and 2023 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,
	2025	2024	2023

Risk-free interest	4.06%	4.33%	3.93%
Dividend yields	0	0	0
Volatility	35%	21%	42%
Expected option term	3.5 years	3.5 years	3.5 years